Debt Instruments at Fair Value Through Other Comprehensive Income (Details) - Schedule of gross profits and losses realized on the sale of available for sale investments - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of gross profits and losses realized on the sale of available for sale investments [Abstract]
Sale of available for sale investments generating realized profits	$ 1,728,731	$ 3,696,791	$ 5,781,636
Realized profits	28,131	82,925	63,828
Sale of available for sale investments generating realized losses	1,247,044	379,046	607,349
Realized losses	$ 4,944	$ 2,246	$ 156